INCOME TAXES - Unrecognized deductible temporary differences (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Unrecognized deductible temporary differences	$ 166,227	$ 95,686
Mineral properties and exploration expenditures
INCOME TAXES
Unrecognized deductible temporary differences	95,616	30,467
Equipment
INCOME TAXES
Unrecognized deductible temporary differences	1,338	1,251
Site closure provisions
INCOME TAXES
Unrecognized deductible temporary differences	995	356
Long term debt
INCOME TAXES
Unrecognized deductible temporary differences		6,570
Financing cost
INCOME TAXES
Unrecognized deductible temporary differences	2,861	3,452
Non-capital losses
INCOME TAXES
Unrecognized deductible temporary differences	64,700	53,436
Other
INCOME TAXES
Unrecognized deductible temporary differences		$ 154
Unrecognized deductible temporary differences (liability)	$ 717